United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   12/31/01

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Fairport Asset Management, LLC (Only Hickory Group, Ltd. assets)
Address: 	3636 Euclid Avenue
		Cleveland, Ohio 44115

Form 13F File Number:  28-3921

The institutional investment manager filing this
 report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title: Chief Operations Officer
	 Fairport Asset Management
Phone: 330.431.3000

Signature, Place, and Date of Signing:

 Cleveland, Ohio     February 15, 2002
       (Signature)               (City, State)            (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT:  (Check here if all holdings
 of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion
 of the holdings for this reporting manager
          are reported in this report and a portion are reported by other reporting manager(s).)


                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:             74

Form 13F Information Table Value Total: $222,903
	                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form
13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
                               FORM 13F INFORMATION TABLE
+


      Column1
   Column2
Column3
Column4
            Column5

 Column6
 Column7
               Column8


Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

Allied Capital	Equities	01903q108	1,221	46980	Sh	-	sole	none
Altera Corp		quities	021441100	3,482	164111	Sh	-	sole	none
American Express	Equities	025816109	3,508	98300	Sh	-	sole	none
American Intl Gr	Equities	026874107	3,031	38171	Sh	-	sole	none
Anadarko Petro 	Equities	032511107	3,967	69779	Sh	-	sole	none
Apache Corp.	Equities	037411105	4,234	84874	Sh	-	sole	none
Auto Data Proc	Equities	053015103	4,185	71051	Sh	-	sole	none
BP Amoco PLC 	Equities	055622104	808	17374	Sh	-	sole	none
BellSouth Corp	Equities	079860102	421	11034	Sh	-	sole	none
Bristol-Myers 	Euities	110122108	3,688	72306	Sh	-	sole	none
Burlington Re	Euities	122014103	3,257	86760	Sh	-	sole	none
Carnival Corp	Equities	143658102	2,990	106493	Sh	-	sole	none
Cedar Fair L.P.	Equities	150185106	414	16700	Sh	-	sole	none
Cisco Systems Inc	Equities	17275r102	2,489	137446	Sh	-	sole	none
Citigroup		Equities	172967101	543	10762	Sh	-	sole	none
Clear Channel CommEquities	184502102	729	14310	Sh	-	sole	none
Costco Whsl Corp	Equities	22160k105	2,253	50775	Sh	-	sole	none
DST Systems Inc.	Equities	233326107	679	13625	Sh	-	sole	none
Disney Co, Walt	Equities	254687106	461	22272	Sh	-	sole	none
EMC Corp Mass	Equities	268648102	323	24025	Sh	-	sole	none
Ecolab		Equities	278865100	750	18625	Sh	-	sole	none
El Paso Corp	Equities	28336L109	4,940	110738	Sh	-	sole	none
Elan Corp PLC	Equities	284131208	5,496	121969	Sh	-	sole	none
Endesa ADR		Equities	29258n107	2,349	149900	Sh	-	sole	none
Ericsson L.M. Tel	Equities	294821400	2,811	538440	Sh	-	sole	none
Erie Indemnity A	Equities	29530p102	4,387	113966	Sh	-	sole	none
ExxonMobil		Equities	30231g102	2,307	58712	Sh	-	sole	none
Fannie Mae		Equities	313586109	1,325	16666	Sh	-	sole	none
Fedex Corporation	Equities	31428X106	7,887	152016	Sh	-	sole	none
First Health 	Equities	320960107	371	15000	Sh	-	sole	none
First Merit 	Equities	337915102	4,578	169006	Sh	-	sole	none
Flow Intl Corp	Equities	343468104	235	19000	Sh	-	sole	none
General Electric	Equities	369604103	8,198	204545	Sh	-	sole	none
General Motors	Equities	370442105	548	11275	Sh	-	sole	none
Home Depot		Equities	437076102	4,688	91906	Sh	-	sole	none
Illinois Tool 	Equities	452308109	5,805	85727	Sh	-	sole	none
Intel Corporation	Equities	458140100	6,322	201015	Sh	-	sole	none
Intl Bus Machines	Equities	459200101	3,768	31151	Sh	-	sole	none
Intl Rectifier	Equities	460254105	3,768	108040	Sh	-	sole	none
Interpublic Group	Equities	460690100	3,532	119567	Sh	-	sole	none
J P Morgan Chase	Equities	46625h100	377	10371	Sh	-	sole	none
Jefferson Pilot	Equities	475070108	4,383	94729	Sh	-	sole	none
Johnson & Johnson	Equities	478160104	6,490	109809	Sh	-	sole	none
KeyCorp		Equities	493267108	3,763	154590	Sh	-	sole	none
Konin Philips El	Equities	500472303	6,594	226536	Sh	-	sole	none
Lear 			Equities	521865105	3,599	94375	Sh	-	sole	none
Leggett & Platt 	Equities	524660107	4,728	205569	Sh	-	sole	none
Leucadia National Equities	527288104	1,208	41840	Sh	-	sole	none
Masco			Equities	574599106	4,201	171450	Sh	-	sole	none
Medtronic Inc	Equities	585055106	1,506	29400	Sh	-	sole	none
Merck & Co		Equities	589331107	2,155	36654	Sh	-	sole	none
Microsoft		Equities	594918104	1,262	19055	Sh	-	sole	none
Moody's 		Equities	615369105	1,224	30700	Sh	-	sole	none
National City Cor	Equities	635405103	4,475	153035	Sh	-	sole	none
Pfizer Inc		Equities	717081103	8,479	212762	Sh	-	sole	none
Procter & Gamble	Equities	742718109	9,557	120781	Sh	-	sole	none
Royal Dutch Petr	Equities	780257804	3,438	70141	Sh	-	sole	none
SBC Communication	Equities	78387g103	4,378	111779	Sh	-	sole	none
Second Bancorp 	Equities	813114105	8,529	394676	Sh	-	sole	none
Seitel Inc.		Equities	816074306	510	37488	Sh	-	sole	none
Solectron		Equities	834182107	379	33575	Sh	-	sole	none
Sungard Data Sys 	Equities	867363103	1,051	36320	Sh	-	sole	none
Synovus Financial	Equities	87161c105	427	17055	Sh	-	sole	none
Tanger Factory 	Equities	875465106	415	19900	Sh	-	sole	none
Texas Instruments	Equities	882508104	2,527	90257	Sh	-	sole	none
Textron Inc		Equities	883203101	3,681	88793	Sh	-	sole	none
Toys R Us		Equities	892335100	523	25207	Sh	-	sole	none
Verizon Comm	Equities	92343v104	694	14617	Sh	-	sole	none
Vodafone Group 	Equities	92857w100	380	14815	Sh	-	sole	none
Wachovia Corp	Equities	929903102	3,041	96958	Sh	-	sole	none
Wal-Mart Stores 	Equities	931142103	1,196	20777	Sh	-	sole	none
Waste Management 	Equities	94106l109	5,551	173945	Sh	-	sole	none
Wells Fargo & Co	Equities	949746101	3,358	77290	Sh	-	sole	none
WorldCom Group 	Equities	98157d106	2,075	147393	Sh	-	sole	none